Property And Equipment, Net	6 Months Ended
Jun. 30, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net

8. Property and Equipment, Net

Property and equipment, net is comprised of the following (in thousands):

	December 31,		June 30, 2011
	2009	2010
			(unaudited)
Computer equipment and software	$67	$399	$1,079
Furniture and fixtures	—	220	268
Leasehold improvements	—	56	79
Work-in-progress	—	53	41

	67	728	1,467
Less: Accumulated depreciation and amortization	(23)	(105)	(244)

Total property and equipment, net	$44	$623	$1,223

Depreciation expense was $5,000, $18,000 and $82,000 during the period from inception through December 31, 2008 and the years ended December 31, 2009 and 2010, respectively. Depreciation expense was $16,000 and $139,000 during the six months ended June 30, 2010 and 2011, respectively (unaudited).